LVIP ClearBridge Large Cap Value Fund Investment Strategy - LVIP ClearBridge Large Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Lincoln Financial Investments Corporation serves as the Fund’s investment adviser. ClearBridge Investments, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large capitalization companies for purposes of the Fund’s 80% investment policy. As of March 31, 2026, the market capitalization of the largest company in the Index was approximately $4.2 trillion and the median market capitalization of a company in the Index was approximately $17 billion.The Fund may invest up to 20% of its net assets (at the time of investment) in foreign securities. The Fund may invest in securities of issuers in emerging markets as part of its allocation to foreign investments. “Emerging markets” are defined as countries or markets not classified as developed and considered to be in earlier stages of economic or capital market development, as determined at the time of investment by widely recognized authorities or index providers (such as MSCI, FTSE, or similar organizations).